Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Summary of related party transactions

in k€	2025	2024	2023
Sales of goods and services	1,820	3,664	16,661
Receivables from related parties	361	208	2,164
Bad or doubtful debt expenses	(166)	—	—